Note 5 - Financing Agreements (Details) (USD $)	0 Months Ended	1 Months Ended										3 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended																																		0 Months Ended			1 Months Ended					0 Months Ended						12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				3 Months Ended			9 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended															1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended							0 Months Ended						1 Months Ended													1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended					1 Months Ended				6 Months Ended	12 Months Ended								0 Months Ended					3 Months Ended	4 Months Ended	7 Months Ended	11 Months Ended	13 Months Ended				0 Months Ended	7 Months Ended			0 Months Ended	3 Months Ended	15 Months Ended		1 Months Ended	12 Months Ended
	Jul. 03, 2013	Oct. 22, 2013	Feb. 27, 2013	Jan. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Jul. 28, 2011	Jul. 31, 2008	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2013	Aug. 15, 2013	Jul. 08, 2013	Dec. 19, 2012	Nov. 08, 2012	Sep. 07, 2012	Aug. 15, 2012	Aug. 14, 2012	Jul. 09, 2012	Jan. 27, 2012	Jan. 11, 2012	Jul. 27, 2011	Mar. 14, 2011 Redeemed on or After Six Month Annniversary but Prior to First Anniversary [Member] Series C Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the First Anniversary but Prior to the Second Anniversary [Member]	Mar. 14, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the Second Anniversary but Prior to the Third Anniversary [Member]	Mar. 14, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member] Series F Preferred Stock [Member]	Mar. 14, 2011 Redeemed On or After the Third Anniversary but Prior to the Fourth Anniversary [Member]	Mar. 14, 2011 Redeemed Prior to the First Anniversary [Member] Series C Preferred Stock [Member]	May 11, 2011 Redeemed Prior to the First Anniversary [Member] Series B Preferred Stock [Member]	Jul. 27, 2011 Redeemed Prior to the First Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Fourth Anniversary but Prior to the Fifth Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On or After the Fifth Anniversary but Prior to the Sixth Anniversary [Member] Series F Preferred Stock [Member]	Jul. 27, 2011 Redeemed On Or After The Sixth Anniversary But Prior To The Seventh Anniversary [Member] Series F Preferred Stock [Member]	May 12, 2010 Series A Preferred Stock [Member] First Tranche [Member] Optimus Financing [Member]	May 12, 2010 Series A Preferred Stock [Member] Second Tranche [Member] Optimus Financing [Member]	May 12, 2010 Series A Preferred Stock [Member] Optimus Financing [Member]	Nov. 05, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Sep. 29, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Nov. 30, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Oct. 31, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Sep. 29, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Optimus Financing [Member]	May 12, 2010 Series A Preferred Stock [Member]	Oct. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Oct. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Apr. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Apr. 12, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Mar. 14, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Mar. 14, 2011 Series C Preferred Stock [Member] Optimus Financing [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Mar. 14, 2011 Series C Preferred Stock [Member]	Jan. 13, 2011 Series B Preferred Stock [Member] First Transaction [Member] Socius Financing [Member]	Jan. 28, 2011 Series B Preferred Stock [Member] Second Transaction [Member] Socius Financing [Member]	May 11, 2011 Series B Preferred Stock [Member] Socius Financing [Member]	Apr. 29, 2010 Series B Preferred Stock [Member] Socius Financing [Member]	Apr. 28, 2010 Series B Preferred Stock [Member] Socius Financing [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	May 11, 2011 Series B Preferred Stock [Member]	Nov. 14, 2011 Series F Preferred Stock [Member] Second Closing [Member] 2011 Ironridge Financing [Member]	Nov. 30, 2011 Series F Preferred Stock [Member] Second Closing [Member] 2011 Ironridge Financing [Member]	Nov. 14, 2011 Series F Preferred Stock [Member] Second Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Nov. 18, 2011 Series F Preferred Stock [Member] Third Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Dec. 05, 2011 Series F Preferred Stock [Member] Fourth Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 26, 2012 Series F Preferred Stock [Member] Commitment Fee [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 26, 2012 Series F Preferred Stock [Member] Documentation Fee [Member] Ironridge Series F Preferred Stock Financing [Member]
Aug. 26, 2012
Series F Preferred Stock [Member]
Registration Statement Not Filed Within 30 Days After Closing Or Not Effective Within 90 Days Of Closing [Member]
Ironridge Series F Preferred Stock Financing [Member]
																																																																																		Aug. 26, 2012 Series F Preferred Stock [Member] If Registration Statement Note Declared Effective Within 120 Days After Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 31, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] 2011 Ironridge Financing [Member]	Sep. 30, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jul. 31, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Mar. 31, 2013 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] 2012 Ironridge Financings [Member]	Aug. 15, 2011 Series F Preferred Stock [Member] Ironridge 2011 Common Stock Puchase Agreement [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] Ironridge 2011 Common Stock Puchase Agreement [Member]	Sep. 12, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 26, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jul. 12, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 15, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 30, 2013 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 30, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Dec. 05, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 30, 2013 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 30, 2012 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Ironridge Series F Preferred Stock Financing [Member]	Jan. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Sep. 30, 2013 Series F Preferred Stock [Member]	Jul. 27, 2011 Series F Preferred Stock [Member]	Jul. 27, 2011 Series F Preferred Stock [Member] Maximum [Member]	Jul. 27, 2011 Series F Reconciling Conversion Shares [Member]	Jan. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Dec. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Financings [Member] Maximum [Member]	Jan. 17, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Dec. 31, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member]	Jan. 13, 2012 Series H Preferred Stock [Member] 2012 Ironridge Series H Preferred Financing [Member] Maximum [Member]	Jan. 12, 2012 Series H Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Jan. 12, 2012 Series H Preferred Stock [Member] Maximum [Member]	Jan. 12, 2012 Series H Preferred Stock [Member] Minimum [Member]	Jan. 16, 2013 Incentive Shares [Member] Debenture Financing [Member]	Aug. 15, 2011 First Tranche [Member] 2011 Ironridge Financing [Member]	Aug. 15, 2011 First Tranche [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 15, 2011 Second Tranche [Member] 2011 Ironridge Financing [Member]	Aug. 15, 2011 Second Tranche [Member] Ironridge Series F Preferred Stock Financing [Member]	Aug. 12, 2011 Third Tranche [Member] 2011 Ironridge Financing [Member]	Aug. 15, 2011 Third Tranche [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 16, 2011 First Closing [Member] 2011 Ironridge Financing [Member]	Sep. 16, 2011 First Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 16, 2011 Second Closing [Member] 2011 Ironridge Financing [Member]	Sep. 16, 2011 Second Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 16, 2011 Third Closing [Member] 2011 Ironridge Financing [Member]	Sep. 16, 2011 Third Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 16, 2011 Fourth Closing [Member] 2011 Ironridge Financing [Member]	Sep. 16, 2011 Fourth Closing [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 30, 2013 Debenture Financing [Member]	Jan. 13, 2011 First Transaction [Member] Socius Financing [Member]	Jan. 28, 2011 Second Transaction [Member] Socius Financing [Member]	Sep. 16, 2011 Alternate Purchase Closing [Member] 2011 Ironridge Financing [Member]	Sep. 30, 2011 First Amendment [Member] 2011 Ironridge Financing [Member]	Sep. 16, 2011 First Amendment [Member] 2011 Ironridge Financing [Member]	Sep. 20, 2011 First Amendment [Member] Ironridge Series F Preferred Stock Financing [Member]	Sep. 16, 2011 First Amendment [Member] Ironridge Series F Preferred Stock Financing [Member]	Jan. 16, 2013 Additional Interest [Member] Debenture Financing [Member] First Debenture [Member]	Jun. 05, 2013 Settlement Agreement With IBC Funds LLC [Member]	Sep. 30, 2013 Settlement Agreement With IBC Funds LLC [Member]	Sep. 30, 2013 Settlement Agreement With IBC Funds LLC [Member]	Jun. 07, 2013 Settlement Agreement With IBC Funds LLC [Member]	Jan. 16, 2013 TCA Purchase Agreement [Member] Debenture Financing [Member]	Mar. 14, 2011 Original Plan [Member] Optimus Financing [Member]	Mar. 14, 2011 Optimus Financing [Member] R & R [Member]	Mar. 14, 2011 Optimus Financing [Member] Mr. Silverman [Member]	Mar. 14, 2011 Optimus Financing [Member] William Caragol, CEO [Member]	Jan. 27, 2012 Optimus Financing [Member] R and R, Mr. Silverman, and Mr. Caragol [Member]	Nov. 05, 2009 Optimus Financing [Member] Series A Preferred Stock [Member]	Apr. 12, 2011 Optimus Financing [Member]	Apr. 12, 2011 Optimus Financing [Member]	May 12, 2010 Optimus Financing [Member]	Oct. 13, 2009 Optimus Financing [Member]	Oct. 31, 2009 Optimus Financing [Member]	Dec. 31, 2011 Optimus Financing [Member]	Mar. 14, 2011 Optimus Financing [Member]	Dec. 31, 2009 Optimus Financing [Member]	Nov. 30, 2009 Optimus Financing [Member]	Nov. 05, 2009 Optimus Financing [Member]	Oct. 21, 2009 Optimus Financing [Member]	Oct. 08, 2009 Optimus Financing [Member]	Sep. 29, 2009 Optimus Financing [Member]	Dec. 31, 2011 Optimus Financing [Member] Maximum [Member]	Dec. 31, 2009 Optimus Financing [Member] Maximum [Member]	Dec. 31, 2011 Optimus Financing [Member] Minimum [Member]	Dec. 31, 2009 Optimus Financing [Member] Minimum [Member]	Apr. 29, 2010 Socius Financing [Member]	May 11, 2011 Socius Financing [Member]	Apr. 28, 2010 Socius Financing [Member]	Dec. 05, 2011 2011 Ironridge Financing [Member]	Aug. 12, 2011 2011 Ironridge Financing [Member]	Jul. 27, 2011 2011 Ironridge Financing [Member]	Mar. 31, 2013 2012 Ironridge Financings [Member]	Sep. 30, 2012 2012 Ironridge Financings [Member]	Sep. 30, 2012 2012 Ironridge Financings [Member]	Dec. 31, 2012 2012 Ironridge Financings [Member]	Aug. 13, 2012 2012 Ironridge Financings [Member]	Jul. 12, 2012 2012 Ironridge Financings [Member]	Jan. 13, 2012 2012 Ironridge Financings [Member]	Jul. 27, 2011 Ironridge 2011 Common Stock Puchase Agreement [Member] Secured Promissary Note [Member]	Jul. 28, 2011 Ironridge 2011 Common Stock Puchase Agreement [Member]	Jul. 27, 2011 Ironridge 2011 Common Stock Puchase Agreement [Member]	Jul. 27, 2011 Ironridge Series F Preferred Stock Financing [Member]	Jan. 13, 2012 2012 Ironridge Series H Preferred Financing [Member]	Jun. 30, 2013 2012 Ironridge Securities Purchase Agreement [Member]	Dec. 31, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Aug. 13, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Jul. 12, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Jan. 13, 2012 2012 Ironridge Securities Purchase Agreement [Member]	Jun. 04, 2013 Convertible Note Financings [Member] Convertible Note [Member]	Feb. 27, 2013 Convertible Note Financings [Member] Convertible Note [Member]	Aug. 15, 2012 Convertible Note Financings [Member] Convertible Note [Member]	Jul. 03, 2013 Convertible Note Financings [Member] Convertible Promissory Note [Member]	Jun. 04, 2013 Convertible Note Financings [Member]	Feb. 27, 2013 Convertible Note Financings [Member]	Nov. 08, 2012 Convertible Note Financings [Member]	Aug. 14, 2012 Convertible Note Financings [Member]	Aug. 15, 2012 Convertible Note Financings [Member]	Sep. 30, 2013 Convertible Note Financings [Member]	Sep. 30, 2013 Convertible Note Financings [Member]	Sep. 30, 2013 Convertible Note Financings [Member]	Sep. 30, 2013 Convertible Note Financings [Member]	Sep. 30, 2013 Convertible Note Financings [Member]	Nov. 08, 2013 Convertible Note Financings [Member]	Jul. 03, 2013 Convertible Note Financings [Member]	Jan. 16, 2013 Debenture Financing [Member] First Debenture [Member]	Jan. 16, 2013 Debenture Financing [Member]	Aug. 21, 2013 Debenture Financing [Member]	Sep. 30, 2013 Debenture Financing [Member]	Jan. 16, 2013 Debenture Financing [Member] Maximum [Member] First Debenture [Member]	May 10, 2013 Equity Line Financing [Member]	Sep. 30, 2013 Equity Line Financing [Member]	Sep. 30, 2013 H and K Note [Member]	Jul. 09, 2012 H and K Note [Member]	Sep. 30, 2012 Caragol Note [Member]	Dec. 31, 2012 Caragol Note [Member]	Sep. 30, 2013 Caragol Note [Member]	Sep. 07, 2012 Caragol Note [Member]	Jan. 13, 2012 Maximum [Member]	Nov. 10, 2009 Maximum [Member]	Nov. 10, 2009 Minimum [Member]
Note 5 - Financing Agreements (Details) [Line Items]
Value of Convertible Preferred Stock Committed to Purchase by Investors																																																									$ 4,700,000						$ 8,700,000	$ 8,700,000																																																																																						$ 10,000,000												$ 10,000,000						$ 10,000,000							$ 4,200,000			$ 1,500,000											$ 1,500,000
Value of Common Stock Expressed as Percentage of Aggregate Equity Financing Loaned to Investors by Related Party																																																																																																																																																																								135.00%
Related Party Transaction, Expenses from Transactions with Related Party																																																																																																																																																																100,000
Interest on Fair Value of Loaned Shares Paid to Related Party																																																																																																																																																																2.00%
Number of Shares of Common Stock Loaned to Investors by Related Party (in Shares)																																																																																																																																																							2,729,452	70,548	700,000											1,400,000	56,000	24,000	600,000	52,000
Preferred Stock, Number of Shares Issued (in Shares)								290	290																																														166	296								140			168	22		230					290								500			500																							500																															130
Proceeds from Issuance of Preferred Stock and Preference Stock									243,000				1,050,000	2,328,000	2,791,000	4,261,000																																				1,700,000	3,000,000	1,700,000		3,000,000					1,400,000	1,400,000	1,400,000	1,400,000			1,700,000	200,000		2,300,000				193,000		193,000	243,000	188,000					500,000											500,000								188,000
Payments of Stock Issuance Costs																																																																																																																																																												100,000	100,000		800,000	800,000
Number of Shares of Common Stock Demanded from Investors by Related Party (in Shares)																																																																																																																																																														108,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																																																			2,729,452								140,000	3,500,000																														1,324								11,876,925			376									14,725,404				589,016																																												109,178																																																	351,701		421,656
Conversion Price of Preferred Stock (in Dollars per share)																																																	$ 76.75	$ 40	$ 3.07							$ 1.60	$ 0.40	$ 0.40																								$ 0.50																$ 12.5																	$ 0.15
Percentage of Make-Whole Shares to Preferred Stock Liquidation Value																																																			35.00%
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																																																			$ 10,000
Percentage of Common Stock Could be Owned by Investors, Upper Range																													9.99%																																		9.99%	9.99%																																																																																				4.99%																											9.99%								9.99%					9.99%																													4.99%
Percentage of Closing Bid Price																																																															75.00%	75.00%																																										100.00%		70.00%																																																						75.00%
Common Stock, Shares, Issued (in Shares)								2,159,911				32,915,251	32,915,251		9,541,174	2,159,911	9,541,174										3,500,000
Investment Price (in Dollars per share)																																																																																																																																									$ 0.69	$ 0.77																							$ 0.63		$ 0.50							$ 3.22	$ 0.11		$ 1.34
Preferred Stock, Shares Authorized (in Shares)								5,000,000				5,000,000	5,000,000		5,000,000	5,000,000	5,000,000																																																	400
Maximum Percentage of Outstanding Common Stock Could Be Owned by Investors																																																																		19.99%
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001																																																	$ 10,000					$ 10,000													$ 1,000																$ 1,000																	$ 0.001																						$ 1,000		$ 1,000		$ 1,000
Preferred Stock, Redemption Price as Percentage of Liquidation Value																														35.00%	27.00%		141.60%	27.00%	18.00%		133.60%	18.00%	9.00%		126.10%	9.00%	35.00%		149.99%	119.00%	112.30%	106.00%
Preferred Stock, Annual Dividend Rate Accruing in Shares																																																																		10.00%			10.00%		10.00%																																7.65%			7.65%					4.50%	10.00%			4.50%	10.00%
Preferred Stock, Redemption Price Per Share (in Dollars per share)																																																																		$ 10,000							$ 10,000																														$ 1,000			$ 1,000											$ 1,000
Commitment Fee Payable to Investors as Part of Closing Conditions																																																																																																																																																																															105,000
Maximum Amount of Common Stock Committed to Purchase by Investors as Percentage of Preferred Tranche																																																																																																																																																																															100.00%
Value of Warrants Issued to Purchase Common Stock as Percentage of Common Tranche																																																																																																																																																																															35.00%
Secured Note Receivable, Interest Rate																													1.60%																																																																																																																																																		2.00%
Maximum Percentage of Outstanding Common Stock Could be Owned by Investors Upon Warrants Exercise																																																																																																																																																																															19.99%
Proceeds from Issuance of Common Stock										250,000																																																																																																																															1,700,000	200,000																																			2,300,000							379,220	153,040						250,000				153,040	379,220																									12,500	333,802
Stock Issued During Period, Shares, New Issues (in Shares)					1,850,000					6,811,989																																											296										140													290	290	290	100	50	150	150							500		100	450	500				1,500													14,725,404			500																								2,434,783	285,714				130												140,000	166																		1,716,417						122,939,758	25,000,000	9,000,000	79,600,000					272,480				360,000	1,000,000										74,000						1,758,299					191,388				40,064	4,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,704,545																			2,500,000		2,777,777																																																																																																																	852,174	100,000																																			600,746																											104,167	68,182	100,000		111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.022																		0.03	0.02		0.018																																																																																																																	0.69																																				1.34																											0.24	0.55	0.50		0.45																						0.88	0.60
Investment Warrants, Exercise Price (in Dollars per share)																																																																																																																																										$ 0.77
Preferred Stock, Number of Shares Redeemed (in Shares)																																																																					420
Preferred Stock, Redemption Amount																																																																																																																																																																														4,200,000
Redemption Premium																																																																					1,300,000
Increase in Preferred Stock Redemption Price as Percentage of Liquidation Value																																27.00%				18.00%				9.00%				35.00%
Obligated Purchase of Common Stock by Investors										2,500,000																			2,500,000																																																																																						500,000								500,000		500,000		500,000																																																								10,000,000	10,000,000	10,000,000		2,500,000	2,500,000					10,000,000	10,000,000	10,000,000																						5,000,000
Purchase Price Per Share (in Dollars per share)																													$ 0.367																																																																																		$ 1,000				$ 1,000																																																																									$ 9.175
Premium Over the Closing Price of Common Stock																													102.00%																																																																																																																																																															102.00%
Minimum Cash Purchase Price																													250,000																																																																																																																																																															250,000
Stockholders' Equity Note, Subscriptions Receivable								2,250,000		2,250,000					264,000	2,250,000	264,000																																																																																																																																																																										2,250,000
Conversion of Preferred Shares for Repayment of Note Receivable (in Shares)																																																																																							1,700														376		1,324
Conversion Of Preferred Shares And Repayment Of Ironridge Note Receivable															1,900,000
Remaining of Ironridge Note Receivable				264,000
Closing Conditions, Minimum Closing Price of Common Stock (in Dollars per share)																																																																																																																																																																																		$ 0.70							$ 0.125				$ 0.70	$ 3.125
Obligated Purchase of Preferred Stock by Investors																																																																																																															500,000											500,000		500,000		500,000
Aggregate Value of Company's Common Stock Traded																																																																																																																													2,000,000	2,000,000	2,000,000	500,000	500,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000																																										2,000,000
Number of Preferred Shares Obligated to Purchase by Investors (in Shares)																																																																																																																																130	130	290	290	290	290	290	290
Amount Used In the Nominator of the Calculation of Price Per Preferred Share																																																																																																																																											1,000		1,000		1,000
Percentage of Daily Volume-Weighted Average Prices of Common Stock																																																																																																												85.00%																															85.00%		85.00%		85.00%																																								90.00%										90.00%
Denominator in Calculation of Price Per Preferred Share (in Dollars per share)																																																																																																																																											$ 0.257		$ 0.057		$ 1.425
Amount to be Subtracted from the Average of Daily Volume-Weighted Average Prices (in Dollars per share)																																																																																																																																													$ 0.20		$ 5.00
Accumulated Number of Shares of Preferred Stock Issued (in Shares)																																																																																																																																																																																1,500
																																																																																					100,000	500,000
(in Shares)																																																																																					100
Preferred Stock, Shares Outstanding (in Shares)																																																																																							400															1,500	776	1,500	650
Beneficial Conversion Preferred Dividend																																																																																								15,500,000							2,500,000	8,700,000		6,900,000	13,400,000																			1,700,000																																																																1,700,000
Preferred Stock, Fixed Conversion Price (in Dollars per share)																																																																																																										$ 0.50					$ 0.15				$ 3.75
Premium over Closing Price of Common Stock																																																																																																										32.00%
Percentage of Conversion Price Threshold																																																																																																										150.00%																																																																															200.00%					200.00%
Percentage of Early Redemption Price																																																																																																										130.00%
Percentage of Average Daily Volume-Weighted Average Price of Common Stock																																																																																																												85.00%																																																																																																								85.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																																																																																											9.99%												9.99%																																																																																																	4.99%
Cap Amount, Percentage																													19.99%
Convertible Preferred Stock, Conversion Price Per Share (in Dollars per share)																																																																																																															$ 0.15				$ 3.75
Noncontrolling Interest, Ownership Percentage by Parent																												10.00%																																																																																																																																																																																																					9.99%
Convertible Preferred Stock, Number of Shares Converted (in Shares)																																																																																																														500
Designated Shares (in Shares)																																																																																																																					500
Preferred Stock, Dividend Rate, Percentage																																																																																																																					4.50%		10.00%
Dividend Rate Adjustment																																																																																																																					98.235%
Share Price (in Dollars per share)																																																																																																																								$ 0.125
Percent of Conversion Price																																																																																																																							200.00%
Proceeds from Issuance of Convertible Preferred Stock																	7,400,000																																																																																												500,000				500,000
Conversion of Stock, Shares Converted (in Shares)																																																																																																														500
Equity Line Shares Drawdown (in Shares)																																																																																																																																																																																							2,000,000										80,000
Number of Shares Needed to Trade to Meet Pricing Period (in Shares)																																																																																																																																																																																							6,000,000
Commitment Fee Shares (in Shares)																																																																																																																																																																																							3,000,000										120,000
Convertible, Unsecured Debt, Maximum Borrowing Capacity																									400,000																																																																																																																																																																																		400,000
Notes Payable																									445,000																																																																																																																																																																																		445,000
Debt Instrument, Unamortized Discount																									45,000																																																																																																																																																																																		45,000
Debt Discount as Percentage																									10.00%																																																																																																																																																																																		10.00%
Interest Charge as Percentage if Not Paid in 90 Days																									10.00%																																																																																																																																																																																		10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																									$ 0.02																																																																																																																																																																																		$ 0.50
Percentage of Lowest Closing Price in 25 Trading Days																									75.00%																																																																																																																																																																																		75.00%
Proceeds from Convertible Debt					100,000		100,000																																																																																																																																																																																																	50,000	75,000	100,000		100,000
Convertible Debt, Current					32,683													110,000	111,000					32,888																																																																																																																																																																																		32,683								110,000
Derivative Liability, Current												13,000	13,000		93,000		93,000	49,000	49,000
Debt Instrument, Convertible, Beneficial Conversion Feature	32,970				25,000		25,000																																																																																																																																																																																																	12,500	18,750	25,000		25,000
Debt Instrument, Convertible, Beneficial Conversion Feature, Amortization Period							1 year																																																																																																																																																																																																					1 year
Amortization												16,000			10,000																																																																																																																																																																																														31,000	9,100
Stock Issued During Period, Value, New Issues					37,925																																																												1,228,000							1,900,000																			100,000	300,000	500,000										100,000	883,000														386,000			100,000																																																																																	37,925
Debt Instrument, Convertible, Remaining Discount Amortization Period					1 year																																																																																																																																																																																																			1 year	1 year	1 year
Proceeds from Issuance of Debt			75,000
Notes Payable, Related Parties, Current																							200,000
Proceeds from Related Party Debt						200,000																																																																																																																																																																																																																							200,000
Debt Instrument, Interest Rate, Stated Percentage																							5.00%																																																																																																																									7.00%																																										1.60%													8.00%													12.00%												5.00%
Financing Threshold Amount Triggering Accelerated Repayment of Related Party Debt																							1,500,000																																																																																																																																																																																																									1,500,000
Repayments of Debt											13,500,000				100,000																																																																																																																																																																																																															100,000
Sale of Stock, Price Per Share (in Dollars per share)																																																																																																																																																																									$ 15.75	$ 80.5	$ 2.75	$ 12.5
Repayments of Notes Payable				264,000											125,000																																																																																																																																																																																																												250,000
Preferred Stock Convertible Number Of Shares Converted During Period (in Shares)																																																																																																		2,050																500
Number of Shares Needed To Trade To Meet Pricing Period (in Shares)																																																																																																																																																																																																	240,000
Debt Instrument Maturity Period																																																																																																																																																																																																											12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			0.022																		0.03	0.02		0.018																																																																																																																	0.69																																				1.34																											0.24	0.55	0.50		0.45																						0.88	0.60
Convertible Debt																																																																																																																																																																																																								23,684	28,125			32,888	80,031	80,031	80,031	80,031	80,031
Debt Instrument, Face Amount																																																																																																																																																					5,000,000																																															55,000	82,500	111,000	78,500													550,000			416,544
Derivative Liability																																																																																																																																																																																																								23,223	35,687			49,000						49,000
Debt Conversion, Original Debt, Amount		500,000																																																																																																																																																																																																													12,925
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001							$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Discount On Price Per Share																																																																																																																																																				30.00%																																																															42.00%						20.00%
Debt Instrument, Redemption Premium																																																																																																																																																																																																																				0.07
Investment Advisory Fees																																																																																																																																																																																																																					22,000
Due Diligence Fee																																																																																																																																																																																																																					10,000
Legal Fees																																																																																																																																																																																																																					12,500
Additional Liability Owned Had Incentive Shares Remeasured																																																																																																																																																																																																																							2,600,000
Payments for Commissions																																																																																																																																																																																																																					22,000
Stock Issued During Period, Shares, Issued for Services (in Shares)																																																																																																																																																																																																																					52,632
Debt Instrument, Increase (Decrease), Net																																																																																																																																																																																																																						80,000
Interest Expense, Debt																																																																																																																																								139,000
Extinguishment Of Debt, Write Off Of Unamortized Debt Discount																																																																																																																																								59,000
Period Of Obligated Purchase Of Common Stock By Investors																																																																																																																																																																																																																									36 years
Maximum Investment Amount Per Notice As Percentage Of Average Daily Volume Of Common Stock For Ten Consecutive Trading Days																																																																																																																																																																																																																									200.00%
Stock Issued During Period, Shares, Other (in Shares)																																																																																																																																																																																																																									104,000
Secured Debt																				228,000						849,510																																																																																																																																																																																																		849,510
Gross Proceeds Threshold from an Acquisition or Disposition of Assets																										750,000																																																																																																																																																																																																		750,000
Gross Proceeds Threshold from Completion of Any Financing																										1,500,000																																																																																																																																																																																																		1,500,000
Gross Proceeds Threshold from Receipt of Any Revenues																										750,000																																																																																																																																																																																																		750,000
Gross Proceeds Threshold from Any One Financing or Licensing Arrangement																										3,000,000																																																																																																																																																																																																		3,000,000
Notes Payable, Related Parties																																																																																																																																																																																																																															103,973	200,000
Stock Issued During Period, Value, Other																																																																																																																																																	214,535
Other Noncash Expense													92,000																																																																																																																																						91,944
Claim Amount to be Settled by Issuing Shares of Common Stock at Discount																																																																																																																																																		214,535	214,535
Stock Issued During Period, Value, Conversion of Convertible Securities																																																																	$ 66,000																																						$ 1,936,000																																											$ 3,637,681